REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of geographic breakdown of revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,632.6	$ 1,236.3	$ 3,578.1	$ 2,708.8
Greater China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	556.0	410.2	1,200.5	856.2
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	496.7	395.4	1,045.5	860.1
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	332.3	276.2	845.1	681.1
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 247.6	$ 154.5	$ 487.0	$ 311.4
Mainland China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	32.40%	31.70%	31.90%	30.10%
The United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	21.50%	22.70%	20.40%	22.50%